INTANGIBLE ASSETS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Intangible Assets Tables
Intangible assets

As of September 30, 2013 and 2012, intangible assets related to this Acquisition are summarized as follows:

			2013		2012
	Estimated		Accumulated
	Life	Cost	Amortization	Net	Net
Contract related intangible asset:
Cato Research discounted contract	3 years	$355,000	$355,000	$—	$—
Technology related intangible assets:
Patents for the AzoneTS-based product candidates and formulation	4.5 years	1,305,000	—	1,305,000	1,305,000
Drug Master Files containing formulation, clinical and safety documentation used by the FDA	4.5 years	1,500,000	—	1,500,000	1,500,000
In-process pharmaceutical products for 2 indications	4.5 years	6,820,000	—	6,820,000	6,820,000
Total technology related intangible assets		9,625,000	—	9,625,000	9,625,000
Total, net		$9,980,000	$355,000	$9,625,000	$9,625,000

The Company’s intangible assets are related to the acquisition of assets from Durham Pharmaceuticals Ltd. in 2007.  As of December 31, 2012, 2011and 2010, intangible assets related to the ETI Acquisition are summarized as follows:

			2012		2011
	Estimated		Accumulated
	Life	Cost	Amortization	Net	Net
Contract related intangible asset:
Cato Research discounted contract	3 years	$355,000	$355,000	$—	$—
Technology related intangible assets:
Patents for the AzoneTS-based product candidates and formulation	6 years	1,305,000	—	1,305,000	1,305,000
Drug Master Files containing formulation, clinical and safety documentation used by the FDA	6 years	1,500,000	—	1,500,000	1,500,000
In-process pharmaceutical products for 2 indications	6years	6,820,000	—	6,820,000	6,820,000
Total technology related intangible assets		9,625,000	—	9,625,000	9,625,000
Total, net		$9,980,000	$355,000	$9,625,000	$9,625,000

Amortization expense	Estimated amortization expense for each of the next five calendar years is as follows:
Estimated Amortization Expense
2013	$—
2014	—
2015	1,069,000
2016	2,139,000
2017	2,139,000

Estimated amortization expense for each of the next five years is as follows:

Year Ending December 31, 2012:	Estimated Amortization Expense
2013	$ —
2014	1,604,000
2015	1,604,000
2016	1,604,000
2017	1,604,000
2018	1,604,000
2019	1,604,000